Long-Term Debt - Sabine Pass Liquefaction Senior Notes (Details) (Cheniere Energy Partners, LP _ Sabine Pass Liquefaction [Member], USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended							1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Sabine Pass Liquefaction Senior Notes [Member] Rate	Dec. 31, 2013 Sabine Pass Liquefaction Senior Notes [Member] Rate	Jun. 30, 2014 2021 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2021 Sabine Pass Liquefaction Senior Notes [Member]	Nov. 30, 2013 2022 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2022 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2022 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2023 Sabine Pass Liquefaction Senior Notes [Member]	Dec. 31, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Apr. 30, 2013 2023 Sabine Pass Liquefaction Senior Notes [Member]	Jun. 30, 2014 2024 Sabine Pass Liquefaction Senior Notes [Member]	May 31, 2014 2013 Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2013 Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 2,000,000,000	$ 2,000,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 1,500,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 2,000,000,000
Debt Instrument, Interest Rate, Stated Percentage					5.625%	5.625%		6.25%	6.25%	5.625%	5.625%		5.75%
Debt Instrument, Fixed Charge, Coverage Ratio Period			12 months	12 months
Debt Instrument, Fixed Charge, Coverage Ratio			1.25	1.25
Debt Instrument, Redemption Price, Percentage			100.00%	100.00%
Period Allowed After Debt Issuance For SEC Registration	360 days	360 days
Line of Credit Facility, Increase (Decrease), Net														2,100,000,000	885,000,000
Loss on early extinguishment of debt							$ 43,300,000								$ 43,300,000